UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22699

Nuveen Preferred and Income Term Fund

(Exact name of registrant as specified in charter)

   333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
   333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:      312-917-7700

Date of fiscal year end:      7/31

Date of reporting period:      4/30/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)

Nuveen Preferred and Income Term Fund (JPI)
April 30, 2013

Shares	Description (1)	Coupon		Ratings (2)	Value
	$25 Par (or similar) Retail Structures - 21.8% (15.9% of Total Investments)
	Capital Markets - 1.6%
50,000	Deutsche Bank Contingent Capital Trust V	8.050%		BBB	$ 1,463,500
16,894	Deutsche Bank Capital Funding Trust VIII	6.375%		BBB	428,094
242,100	Goldman Sachs Group, Inc.	5.500%		BB+	6,224,391
25,000	Morgan Stanley Capital Trust VI	6.600%		BB+	633,000
25,000	Morgan Stanley Capital Trust VII	6.600%		BB+	633,750
	Total Capital Markets				9,382,735
	Commercial Banks - 5.2%
199,800	Cobank Agricultural Credit Bank, 144A, (3)	6.250%		A-	21,378,600
100,000	Cobank Agricultural Credit Bank, (3)	11.000%		A-	5,556,250
153,800	Texas Capital Bancshares Inc.	6.500%		BB	3,866,532
	Total Commercial Banks				30,801,382
	Diversified Financial Services - 8.6%
432,500	Aspen Insurance Holdings Limited, WI/DD	5.950%		BBB-	11,201,750
840,603	ING Groep N.V	8.500%		BBB-	22,107,859
651,000	ING Groep N.V	7.375%		BBB-	16,665,600
40,000	ING Groep N.V	7.200%		BBB-	1,024,400
	Total Diversified Financial Services				50,999,609
	Insurance - 6.4%
15,000	Aegon N.V	8.000%		Baa1	428,250
100,000	Aegon N.V	6.500%		Baa1	2,534,000
43,000	Arch Capital Group Limited	6.750%		BBB	1,186,800
50,000	Aspen Insurance Holdings Limited	7.250%		BBB-	1,364,000
182,123	Axis Capital Holdings Limited	6.875%		BBB	5,052,092
375,000	Endurance Specialty Holdings Limited	7.500%		BBB-	10,335,000
400,000	Maiden Holdings Limited	8.250%		BB	10,640,000
130,000	PartnerRe Limited	7.250%		BBB+	3,711,500
92,800	W.R. Berkley Corporation, WI/DD	5.625%		A-	2,320,000
	Total Insurance				37,571,642
	Total $25 Par (or similar) Retail Structures (cost $125,739,985)				128,755,368

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Corporate Bonds - 2.1% (1.6% of Total Investments)
	Insurance - 2.1%
$8,430	Nationwide Mutual Insurance Company, 144A	9.375%	8/15/39	A-	$ 12,698,294
$8,430	Total Corporate Bonds (cost $11,462,304)				12,698,294

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	$1,000 Par (or similar) Institutional Structures - 112.7% (82.1% of Total Investments)
	Capital Markets - 3.5%
840	Aberdeen Asset Management LLC, Reg S	7.000%	N/A (4)	BBB-	$ 878,220
2,000	Aberdeen Asset Management, Reg S	7.900%	N/A (4)	N/A	2,025,000
3,509	Credit Suisse Guernsey, Reg S	7.875%	2/24/41	BBB-	3,851,128
1,972	Macquarie PMI LLC	8.375%	N/A (4)	BB+	2,090,320
10,000	UBS AG Stamford	7.625%	8/17/22	BBB+	11,595,440
	Total Capital Markets				20,440,108
	Commercial Banks - 32.0%
7,275	Banco Santander Finance	7.908%	6/13/36	Ba1	7,675,125
20,440	Banco Santander Finance	10.500%	N/A (4)	BB	21,766,597
13,000	Barclays Bank PLC, 144A	10.179%	6/12/21	A-	17,785,300
25,400	BNP Paribas, 144A	7.195%	N/A (4)	BBB	27,082,750
2,061	HSBC Capital Funding LP, Debt, 144A	10.176%	N/A (4)	BBB+	2,988,450
6,000	PNC Financial Services Inc.	6.750%	N/A (4)	BBB	6,890,958
32,302	Rabobank Nederland, 144A	11.000%	N/A (4)	A-	43,366,106
5,473	Royal Bank of Scotland Group PLC	7.648%	N/A (4)	BB	5,746,650
13,962	Societe Generale, Reg S	8.750%	N/A (4)	BBB-	14,939,340
35,650	Wells Fargo & Company	7.980%	N/A (4)	BBB+	41,309,438
	Total Commercial Banks				189,550,714
	Diversified Financial Services - 17.1%
20,845	Bank of America Corporation	8.000%	N/A (4)	BB+	23,680,441
5,000	Citigroup Inc.	5.950%	N/A (4)	BB	5,237,500
26,465	General Electric Capital Corporation, (5)	7.125%	N/A (4)	AA-	30,980,855
27,760	JPMorgan Chase & Company	7.900%	N/A (4)	BBB	32,330,906
8,875	JPMorgan Chase & Company	5.150%	N/A (4)	BBB	9,019,219
	Total Diversified Financial Services				101,248,921
	Insurance - 58.5%
12,701	American General Capital II	8.500%	7/01/30	BBB	17,239,499
6,680	American International Group, Inc.	8.175%	5/15/68	BBB	9,034,700
18,740	Aviva PLC, Reg S	8.250%	N/A (4)	Baa1	20,475,380
7,935	AXA SA, 144A	6.380%	N/A (4)	Baa1	7,954,838
5,740	AXA SA	8.600%	12/15/30	A3	7,399,170
30,360	Catlin Insurance Company Limited, 144A	7.249%	N/A (4)	BBB+	31,308,750
2,640	Cloverie PLC Zurich Insurance, Reg S	8.250%	N/A (4)	A	3,082,200
1,900	Dai-Ichi Mutual Life, 144A	7.250%	N/A (4)	A3	2,219,390
36,660	Financial Security Assurance Holdings, 144A	6.400%	12/15/66	BBB	33,910,500
1,450	Friends Life Group PLC, Reg S	7.875%	N/A (4)	BBB+	1,593,408
35,640	Glen Meadows Pass Through Trust	6.505%	8/15/67	BB+	34,258,950
1,410	Great West Life & Annuity Insurance Capital LP II, 144A	7.153%	5/16/46	A-	1,498,125
2,950	Liberty Mutual Group Inc., 144A	10.750%	6/15/88	Baa3	4,572,500
18,198	Lincoln National Corporation	7.000%	5/17/66	BBB	18,698,445
23,555	MetLife Capital Trust X, 144A	9.250%	4/08/68	BBB	32,977,000
5,440	MetLife Inc.	10.750%	8/01/69	BBB	8,649,600
5,305	Provident Financing Trust I	7.405%	3/15/38	Baa3	5,815,368
30,849	Prudential Financial Inc.	8.875%	6/15/68	BBB+	38,407,005
5,000	Prudential PLC	7.750%	N/A (4)	A-	5,450,000
2,000	Prudential PLC	6.500%	N/A (4)	A-	2,010,904
16,410	QBE Capital Funding Trust II, 144A	7.250%	5/24/41	BBB+	17,415,113
7,183	Reinsurance Group of America Inc.	6.750%	12/31/65	BBB-	7,308,703
2,500	Sompo Japan Insurance, 144A	5.325%	3/28/73	A-	2,596,874
28,226	Symetra Financial Corporation, 144A	8.300%	10/15/37	BBB-	29,919,560
2,000	White Mountain Re Group Limited, 144A	7.506%	N/A (4)	BB+	2,116,930
	Total Insurance				345,912,912
	Real Estate Investment Trust - 1.5%
7	Sovereign Real Estate Investment Trust, 144A	12.000%	N/A (4)	Ba1	8,945,271
	U.S. Agency - 0.1%
1	Farm Credit Bank of Texas	10.000%	N/A (4)	A3	632,677
	Total $1,000 Par (or similar) Institutional Structures (cost $625,433,162)				666,730,603

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Short -Term Investments - 0.6% (0.4% of Total Investments)
$3,573	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/13, repurchase price $3,572,753, collateralized by $2,330,000 U.S. Treasury Bonds, 8.125%, due 5/15/17, value $3,649,891	0.010%	5/1/2013	AAA	$ 3,572,752
	Total Short-Term Investments (cost $3,572,752)				3,572,752
	Total Investments (cost $766,208,203) - 137.2%				811,757,017
	Borrowings - (38.0)% (6), (7)				(225,000,000)
	Other Assets Less Liabilities - 0.8% (8)				4,596,461
	Net Assets - 100%				$ 591,353,478

Investments in Derivatives as of April 30, 2013

Interest Rate Swaps outstanding :

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive		Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date(9)	Date	(Depreciation)(8)
JPMorgan	$84,375,000	Receive	1-Month USD-LIBOR	1.498%	Monthly	12/01/14	12/1/18	$ (1,066,001)
JPMorgan	84,375,000	Receive	1-Month USD-LIBOR	1.995	Monthly	12/01/14	12/1/20	(1,620,950)
								$ (2,686,951)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

		Level 1	Level 2	Level 3	Total
Long-Term Investments:
$25 Par (or similar) Retail Structures		$101,820,518	$26,934,850	$–	$128,755,368
Corporate Bonds		–	12,698,294	–	12,698,294
$1,000 Par (or similar) Institutional Structures		–	666,730,603	–	666,730,603
Short-Term Investments:
Repurchase Agreements		–	3,572,752	–	3,572,752
Derivatives:
Interest Rate Swaps*		–	(2,686,951)	–	(2,686,951)
Total		$101,820,518	$707,249,548	$–	$809,070,066

* Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels as of the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent a manager determines that the valuation inputs or methodologies may impact the valuation of those securities.

Level 1		Level 2		Level 3
Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
$ –	$ (8,945,271)	$ 8,945,271	$ –	$ –	$ –

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30,2013, the cost of investments (excluding investments in derivatives) was $766,612,853.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of April 30, 2013, were as follows:

Gross unrealized:
Appreciation					$45,362,265
Depreciation					(218,101)
Net unrealized appreciation (depreciation) of investments					$45,144,164

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	For fair value measurement disclosure purposes, $25 Par (or similar) Retail Structures classified as Level 2.
(4)	Perpetual security. Maturity date is not applicable.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(6)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of April 30, 2013, investments with a value of $477,057,374 have been pledged as collateral for Borrowings.

(7)	Borrowings as a percentage of Total Investments is 27.7%.
(8)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
(9)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each swap contract.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

N/A	Not applicable.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Preferred and Income Term Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: June 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: June 28, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 28, 2013